UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21793

Name of Fund: BlackRock Enhanced Government Fund, Inc. (EGF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Enhanced Government Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2013

Date of reporting period: 09/30/2013

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2013 (Unaudited)	BlackRock Enhanced Government Fund, Inc. (EGF) (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value

First Franklin Mortgage Loan Asset-Backed Certificates Series 2005-FF2, Class M2, 0.84%, 3/25/35 (a)	$1,670	$1,661,484
Motor PLC, Series 12A, Class A1C, 1.29%, 2/25/20 (b)	252	251,953
Securitized Asset Backed Receivables LLC Trust (a):
Series 2005-OP1, Class M2, 0.85%, 1/25/35	1,830	1,619,908
Series 2005-OP2, Class M1, 0.61%, 10/25/35	1,025	863,565
Total Asset-Backed Securities — 2.9%		4,396,910

Corporate Bonds
Diversified Telecommunication Services — 2.0%
Verizon Communications, Inc., 2.50%, 9/15/16	3,000	3,092,058
Energy Equipment & Services — 0.3%
Transocean, Inc.:
4.95%, 11/15/15	295	316,476
5.05%, 12/15/16	50	54,794
6.00%, 3/15/18	60	67,606
		438,876
Total Corporate Bonds — 2.3%		3,530,934

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.0%
Banc of America Mortgage Securities, Inc., Series 2003-J, Class 2A1, 3.18%, 11/25/33 (a)	189	189,761
Bear Stearns Alt-A Trust Series 2004-13, Class A1, 0.92%, 11/25/34 (a)	273	267,133
Homebanc Mortgage Trust, Series 2005-4, Class A1, 0.45%, 10/25/35 (a)	1,315	1,110,523
		1,567,417
Commercial Mortgage-Backed Securities — 0.3%
Commercial Mortgage Pass-Through Certificates Series 2007-C9, Class A2, 5.80%, 12/10/49 (a)	156	155,563

Non-Agency Mortgage-Backed Securities	Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A2, 5.59%, 9/15/40	$289	$287,969
		443,532
Interest Only Collateralized Mortgage Obligations — 0.1%
CitiMortgage Alternative Loan Trust, Series 2007-A5 Class 1A7, 6.00%, 5/25/37	372	91,742
Total Non-Agency Mortgage-Backed Securities — 1.4%		2,102,691

Preferred Securities
Capital Trusts
Diversified Financial Services — 0.3%
ZFS Finance (USA) Trust V, 6.50%, 5/09/37 (a)(b)	504	527,940
Electric Utilities — 1.3%
PPL Capital Funding, Inc., 6.70%, 3/30/67 (a)	2,000	2,040,000
Total Capital Trusts — 1.6%		2,567,940

Trust Preferreds	Shares
Capital Markets — 1.3%
Morgan Stanley Capital Trust VIII, 6.45%, 4/15/67	80,000	1,933,567
Total Preferred Securities – 2.9%		4,501,507

US Government Sponsored Agency Securities	Par (000)
Agency Obligations — 2.6%
Federal Farm Credit Bank, 4.55%, 6/08/20	$3,500	3,975,377
Collateralized Mortgage Obligations — 10.0%
Ginnie Mae Mortgage-Backed Securities, Class C (a):
Series 2005-87, 5.01%, 9/16/34	4,276	4,426,986
Series 2006-3, 5.24%, 4/16/39	10,000	10,781,650
		15,208,636

BLACKROCK ENHANCED GOVERNMENT FUND, INC.	SEPTEMBER 30, 2013	1

Schedule of Investments (continued)	BlackRock Enhanced Government Fund, Inc. (EGF) (Percentages shown are based on Net Assets)

US Government Sponsored Agency Securities	Par (000)	Value
Interest Only Collateralized Mortgage Obligations — 2.5%
Fannie Mae Mortgage-Backed Securities:
Series 2012-47, Class NI, 4.50%, 4/25/42	$2,470	$483,965
Series 2012-96, Class DI, 4.00%, 2/25/27	3,273	398,669
Series 2012-M9, Class X1, 4.07%, 12/25/17 (a)	5,827	813,616
Ginnie Mae Mortgage-Backed Securities (a):
Series 2006-30, Class IO, 0.34%, 5/16/46	2,837	89,617
Series 2009-78, Class SD, 6.03%, 9/20/32	2,709	404,884
Series 2009-116, Class KS, 6.29%, 12/16/39	1,341	193,935
Series 2011-52, Class NS, 6.49%, 4/16/41	7,349	1,372,928
		3,757,614
Mortgage-Backed Securities — 61.5%
Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/28	8,746	8,803,290
3.00%, 6/01/42 - 4/01/43	8,702	8,508,924
3.50%, 8/01/26 - 6/01/42	14,509	15,124,842
4.00%, 4/01/24 - 2/01/41	19,231	20,244,821
4.50%, 4/01/39 - 8/01/40	13,281	14,264,753
5.00%, 11/01/33 - 2/01/40	8,309	9,048,791
5.50%, 10/01/23 - 10/15/43 (c)(d)	14,034	15,314,834
6.00%, 2/01/36 - 3/01/38	1,793	1,956,506
Freddie Mac Mortgage-Backed Securities, 4.50%, 5/01/34	282	300,196
Ginnie Mae Mortgage-Backed Securities, 5.00%, 11/15/35	15	15,987
		93,582,944
Total US Government Sponsored Agency Securities — 76.6%		116,524,571

US Treasury Obligations
US Treasury Bonds:
6.63%, 2/15/27	2,000	2,802,188
5.38%, 2/15/31	2,000	2,550,624
3.88%, 8/15/40 (e)	12,000	12,504,372
4.38%, 5/15/41	10,000	11,306,250
3.75%, 8/15/41 (e)	10,000	10,165,620
US Treasury Notes:
0.25%, 1/31/14	300	300,211

US Treasury Obligations	Par (000)	Value
US Treasury Notes (concluded)
0.38%, 11/15/15 (e)	$5,900	$5,900,460
0.75%, 6/30/17 (e)	4,000	3,967,812
1.38%, 6/30/18	3,000	3,007,734
3.13%, 5/15/21 (e)	10,000	10,687,500
1.75%, 5/15/22 (e)	2,000	1,894,218
Total US Treasury Obligations — 42.8%		65,086,989
Total Long-Term Investments (Cost — $194,122,220) — 128.9%		196,143,602

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.02% (f)(g)	6,182,143	6,182,143
Total Short-Term Securities (Cost — $6,182,143) — 4.1%		6,182,143
Total Investments Before TBA Sale Commitments and Options Written (Cost — $200,304,363*) — 133.0%		202,325,745

TBA Sale Commitments (d)	Par (000)

Fannie Mae Mortgage-Backed Securities, 5.50%, 10/01/23 - 10/15/43	$12,200	(13,288,469)
Total TBA Sale Commitments (Proceeds — $13,252,250) — (8.8)%		(13,288,469)

Options Written
(Premiums Received — $662,000) — (0.5)%		(817,422)
Total Investments, Net of TBA Sale Commitments and Options Written — 123.7%		188,219,854
Liabilities in Excess of Other Assets — (23.7)%		(36,074,249)
Net Assets — 100.0%		$152,145,605

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$200,304,363
Gross unrealized appreciation		$4,978,047
Gross unrealized depreciation		(2,956,665)

Net unrealized appreciation		$2,021,382

BLACKROCK ENHANCED GOVERNMENT FUND, INC.	SEPTEMBER 30, 2013	2

Schedule of Investments (continued)	BlackRock Enhanced Government Fund, Inc. (EGF)

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of security has been pledged as collateral in connection with swaps.
(d)	Represents or includes a TBA transaction. Unsettled TBA transactions as of September 30, 2013 were as follows:

Counterparty	Value	Unrealized Depreciation
J.P. Morgan Securities LLC	$(6,639,469)	$(39,793)

(e)	All or a portion of securities with an aggregate market value of $45,119,982 have been pledged as collateral for open reverse repurchase agreements.
(f)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
Affiliate	Shares Held at December 31, 2012	Net Activity	Shares Held at September 30, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	10,928,321	(4,746,178)	6,182,143	$3,155

(g)	Represents the current yield as of report date.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
LIBOR	London Interbank Offered Rate
TBA	To Be Announced

•	Reverse repurchase agreements outstanding as of September 30, 2013 were as follows:
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Deutsche Bank Securities, Inc.	0.21%	4/02/13	Open	$4,030,000	$4,032,141
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.14%	4/25/13	Open	11,500,000	11,502,111
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.14%	4/25/13	Open	2,047,500	2,048,766
Credit Suisse Securities (USA) LLC	0.08%	9/17/13	Open	12,150,000	12,150,351
Credit Suisse Securities (USA) LLC	0.08%	9/17/13	Open	9,875,000	9,875,285
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.07%	9/18/13	Open	5,892,625	5,892,774
Total				$45,495,125	$45,501,428
[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

BLACKROCK ENHANCED GOVERNMENT FUND, INC.	SEPTEMBER 30, 2013	3

Schedule of Investments (continued)	BlackRock Enhanced Government Fund, Inc. (EGF)

•	Financial futures contracts as of September 30, 2013 were as follows:
Contracts Purchased	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
2	10-Year US Treasury Note	Chicago Board of Trade	December 2013	$252,781	$4,044

•	Over-the-counter interest rate swaptions written as of September 30, 2013 were as follows:
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)	Market Value
2-Year Interest Rate Swap	Deutsche Bank AG	Call	0.48%	Pays	6-Month LIBOR	10/28/13	$50,000	$ (26,130)
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.58%	Pays	3-Month LIBOR	10/28/13	$ 50,000	(217,756)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	2.80%	Pays	3-Month LIBOR	10/28/13	$ 30,000	(290,799)
30-Year Interest Rate Swap	Deutsche Bank AG	Call	3.67%	Pays	3-Month LIBOR	10/28/13	$ 15,000	(282,737)
Total								$(817,422)

•	Centrally cleared interest rate swaps outstanding as of September 30, 2013 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
2.29%[1]	3-Month LIBOR	Chicago Mercantile Exchange	5/30/23	$880	$33,606
•				Over-the counter interest rate swaps outstanding as of September 30, 2013 were as follows:
Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
5.96%[1]	3-Month LIBOR	Deutsche Bank AG	12/27/37	$23,900	$(9,482,641)	—	$(9,482,641)

[1]	Fund pays the fixed rate and receives the floating rate.

BLACKROCK ENHANCED GOVERNMENT FUND, INC.	SEPTEMBER 30, 2013	4

Schedule of Investments (continued)	BlackRock Enhanced Government Fund, Inc. (EGF)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$4,396,910	—	$4,396,910
Corporate Bonds	—	3,530,934	—	3,530,934
Non-Agency Mortgage-Backed Securities	—	2,102,691	—	2,102,691
Preferred Securities	—	4,501,507	—	4,501,507
US Government Sponsored Agency Securities	—	116,524,571	—	116,524,571
US Treasury Obligations	—	65,086,989	—	65,086,989
Short-Term Securities	$6,182,143	—	—	6,182,143
Liabilities:
Investments:
TBA Sale Commitments	—	(13,288,469)	—	(13,288,469)
Total	$6,182,143	$182,855,133	—	$189,037,276

BLACKROCK ENHANCED GOVERNMENT FUND, INC.	SEPTEMBER 30, 2013	5

Schedule of Investments (concluded)	BlackRock Enhanced Government Fund, Inc. (EGF)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$4,044	$33,606	—	$37,650
Liabilities:
Interest rate contracts	—	(10,300,063)	—	(10,300,063)
Total	$4,044	$(10,266,457)	—	$(10,262,413)

[1]	Derivative financial instruments are swaps, financial futures contracts and options written. Swaps and financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

Certain of the Fund's assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of September 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$773	—	—	$773
Cash pledged for centrally cleared swaps	40,000	—	—	40,000
Cash pledged as collateral for over-the-counter swaps	10,390,000	—	—	10,390,000
Cash pledged as collateral for reverse repurchase agreements	1,075,000	—	—	1,075,000
Cash pledged for financial futures contracts	14,000	—	—	14,000
Liabilities:
Bank overdraft	—	$(28,004)	—	(28,004)
Reverse repurchase agreements	—	(45,501,428)	—	(45,501,428)
Total	$11,519,773	$(45,529,432)	—	$(33,009,659)

As of December 31, 2012, the Fund valued certain equity securities using unadjusted price quotations from an exchange. As of September 30, 2013, the Fund used other observable inputs in determining the value of the same securities. As a result, investments with a beginning of period value of $1,963,608 transferred from Level 1 to Level 2 in the disclosure hierarchy.

BLACKROCK ENHANCED GOVERNMENT FUND, INC.	SEPTEMBER 30, 2013	6

Item 2 – Controls and Procedures

2(a) –     The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Government Fund, Inc.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Enhanced Government Fund, Inc.

Date: November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Enhanced Government Fund, Inc.

Date: November 25, 2013

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Enhanced Government Fund, Inc.

Date: November 25, 2013